As filed with the Securities and Exchange Commission on August 17, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05339)

Concorde Funds, Inc.
(Exact name of registrant as specified in charter)

1000 Three Lincoln Centre
5430 LBJ Freeway LB3
Dallas, TX 75240-2650
(Address of principal executive offices) (Zip code)

Gary B. Wood
1000 Three Lincoln Centre, 5430 LBJ Freeway LB3, Dallas, TX 75240-2650
(Name and address of agent for service)

972-701-5400
Registrant's telephone number, including area code

Date of fiscal year end: 9/30/2010

Date of reporting period:  6/30/2010

Item 1. Schedule of Investments.

CONCORDE VALUE FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
June 30, 2010 (Unaudited)
	Shares or
	Principal	Fair	Percent of
	Amount	Value	Net Assets
COMMON STOCKS - 90.95%
AMUSEMENT & THEME PARKS
The Walt Disney Co.	8,500	$267,750	2.74%

BREAKFAST CEREAL MANUFACTURING
General Mills, Inc.	13,000	461,760	4.73

BREWERIES
Anheuser-Busch InBev NV - ADR (b)	5,200	249,652	2.56

CLOTHING ACCESSORIES STORES
Hanesbrands, Inc. (a)	15,000	360,900	3.69

COMMERCIAL BANKING
Bank of New York Mellon Corp.	13,000	320,970	3.29

COMPUTER STORAGE DEVICE MANUFACTURING
EMC Corp. (a)	20,000	366,000	3.75

COMPUTER TERMINAL MANUFACTURING
Dell, Inc. (a)	16,000	192,960	1.97

CRUDE PETROLEUM & NATURAL GAS EXTRACTION
Devon Energy Corp.	6,000	365,520	3.74

DATA PROCESSING
Fiserv, Inc. (a)	10,000	456,600	4.67

DEEP SEA FREIGHT TRANSPORTATION
Knightsbridge Tankers Ltd. (b)	14,000	246,260	2.52

DIRECT LIFE INSURANCE CARRIERS
Delphi Financial Group	11,000	268,510	2.75

DIRECT PROPERTY & CASUALTY INSURANCE CARRIERS
Travelers Companies, Inc.	10,000	492,500	5.04

FARM MACHINERY & EQUIPMENT MANUFACTURING
Deere & Co.	4,300	239,424	2.45

HOME CENTERS
Lowe's Cos., Inc.	10,000	204,200	2.09

HYDROELECTRIC POWER GENERATION
Iberdrola SA - ADR (b)	7,000	157,010	1.61

INSTRUMENT MANUFACTURING FOR MEASURING
Agilent Technologies, Inc. (a)	8,500	241,655	2.47

LOCAL MESSENGERS & LOCAL DELIVERY
United Parcel Service, Inc.	5,500	312,895	3.20

	Shares or
	Principal	Fair	Percent of
	Amount	Value	Net Assets
MEDICAL LABORATORIES
Quest Diagnostics	8,000	$398,160	4.08%

NUCLEAR ELECTRIC POWER GENERATION
Exelon Corp.	9,000	341,730	3.50

OFFICE MACHINERY MANUFACTURING
Scientific Games Corp. (a)	20,000	184,000	1.88

OTHER COMPUTER PERIPHERAL EQUIPMENT MANUFACTURING
Diebold, Inc.	10,000	272,500	2.79

PACKAGING MACHINERY MANUFACTURING
Illinois Tool Works Inc.	5,500	227,040	2.32

PETROLEUM REFINERIES
ConocoPhillips	9,000	441,810	4.52

PHARMACEUTICAL PREPARATION MANUFACTURING
Johnson & Johnson	8,800	519,728	5.32

POTASH, SODA, & BORATE MINERAL MINING
Potash Corp. of Saskatchewan (b)	2,750	237,160	2.43

SERVICE INDUSTRY MACHINERY MANUFACTURING
CAE, Inc. (b)	45,000	391,050	4.00

SOFTWARE PUBLISHERS
Microsoft Corp.	16,000	368,160	3.77
Oracle Corp.	14,000	300,440	3.07
		668,600	6.84
TOTAL COMMON STOCKS (Cost $7,746,658)		8,886,344	90.95

TRUSTS - 1.36%
Penn West Energy Trust (b)	7,000	133,140	1.36
TOTAL TRUSTS (Cost $138,305)		133,140	1.36

U.S. TREASURY NOTES - 3.09%
U.S. Treasury Note, 1.00%, Due 12/31/2011	$300,000	302,191	3.09
TOTAL U.S. TREASURY NOTES (Cost $300,356)		302,191	3.09

SHORT-TERM INVESTMENTS - 3.63%
INVESTMENT COMPANIES
Fidelity Institutional Money Market Portfolio - Select Class, 0.20% (c)	354,506	354,506	3.63
TOTAL SHORT TERM INVESTMENTS (Cost $354,506)		354,506	3.63
Total Investments (Cost $8,539,825) - 99.03%		9,676,181	99.03
Other Assets in Excess of Liabilities - 0.97%		94,344	0.97
TOTAL NET ASSETS - 100.00%		$9,770,525	100.00%

Notes:
ADR	American Depository Receipt
(a)	Presently non-income producing.
(b)	Foreign issued security listed directly on a U.S. securities exchange.
(c)	Rate shown is the 7-day yield as of June 30, 2010.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

Cost of investments	$8,539,825
Gross unrealized appreciation	1,992,391
Gross unrealized depreciation	(856,035)
Net unrealized appreciation	$1,136,356

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Measurements at June 30, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 -	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 -	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010 (Unaudited):

	Level 1	Level 2	Level 3	Total
Equity Securities	$ 8,886,344	$ -	$ -	$ 8,886,344
Trust Securities	133,140	-	-	133,140
Fixed Income Securities	-	302,191	-	302,191
Short-Term Securities	354,506	-	-	354,506
Total Investments in Securities	9,373,990	302,191	-	9,676,181

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Concorde Funds, Inc.

By (Signature and Title)              /s/ Gary B. Wood
Gary B. Wood, Chief Executive Officer

Date          8/11/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Gary B. Wood
Gary B. Wood,
Chief Executive Officer and Chief Financial Officer

Date           8/11/10

* Print the name and title of each signing officer under his or her signature.